Description of Business and Basis of Presentation - Narrative (Details) (USD $)	0 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended								12 Months Ended
	Jul. 16, 2014	Jan. 15, 2014	Sep. 30, 2014 markets segment	Sep. 30, 2013	Dec. 31, 2013 segment markets	Dec. 31, 2014	Dec. 15, 2014	Nov. 20, 2014	Nov. 18, 2014	Oct. 29, 2014	Jan. 31, 2014	Apr. 02, 2014	Mar. 14, 2014	Dec. 31, 2012	Dec. 31, 2011	Nov. 06, 2014	Oct. 01, 2014	Mar. 13, 2014	Dec. 30, 2014
Long-term debt			$ 1,598,200,000		$ 0									$ 0
Common Stock, Outstanding			120,010,462		0							120,000,000
Common Stock, Par Value			$ 0.01
Stock Issued During Period, Shares, New Issues		100
Number of Largest Markets in Which the Entity Operates, Domestic			25		25
Number of Operating Segments			2		2
Subsequent Event [Line Items]
Approximate Number of Markets in Which the Entity Operates			180
Shares Exchanged by Parent In Tender Offer	97,000,000
% ownership by parent	0.00%
Dividends declared per common share			$ 0.74	$ 0.00
Distribution of net debt proceeds to CBS			2,038,800,000	0
Proceeds from Initial Public Offering Held for Payment Upon Election of REIT Status												100,000,000
Subsequent Event
Long-term debt											1,598,000,000
Subsequent Event [Line Items]
Acquisition cost																15,000,000	690,000,000
Dividends Payable, Date Announced										Oct. 29, 2014
Distributed Earnings										547,700,000
Dividends declared per common share										$ 0.37
Dividends Payable, Date to be Paid						Dec. 31, 2014	Dec. 15, 2014
Dividends Payable, Date of Record								Nov. 20, 2014	Nov. 18, 2014
Distribution of net debt proceeds to CBS						109,500,000					1,520,000,000
Common Stock
Stockholders' Equity Note, Stock Split, Conversion Ratio													970,000
Common Stock, Outstanding													97,000,000					100
Stock Issued During Period, Shares, New Issues												23,000,000
Common Stock | Subsequent Event
Stockholders' Equity Note, Stock Split, Conversion Ratio													970,000
Common Stock, Outstanding													97,000,000					100
Common Stock, Par Value													0.01
Stock Issued During Period, Shares, New Issues												23,000,000
Subsequent Event [Line Items]
Contingent Stock Dividend												3,000,000
Common Stock | Shares Sold to Underwriter as Part of Total IPO
Stock Issued During Period, Shares, New Issues												3,000,000
Common Stock | Shares Sold to Underwriter as Part of Total IPO | Subsequent Event
Stock Issued During Period, Shares, New Issues												3,000,000
Minimum
Subsequent Event [Line Items]
Approximate Number of Markets in Which the Entity Operates					180
Building and Improvements | Minimum
Property, Plant and Equipment, Useful Life			20 years		20 years
Building and Improvements | Maximum
Property, Plant and Equipment, Useful Life			40 years		40 years
Advertising Structures | Minimum
Property, Plant and Equipment, Useful Life			5 years		5 years
Advertising Structures | Maximum
Property, Plant and Equipment, Useful Life			20 years		20 years
Furniture, Equipment and Other | Minimum
Property, Plant and Equipment, Useful Life			3 years		3 years
Furniture, Equipment and Other | Maximum
Property, Plant and Equipment, Useful Life			10 years		10 years
Bridge Loan [Member]
Subsequent Event [Line Items]
Commitment fee for unused commitments			7,600,000
CBS Corp.
Subsequent Event [Line Items]
Accounts Receivable, Related Parties, Current			300,000		0
CBS Corp. | Subsequent Event
Subsequent Event [Line Items]
Accounts Receivable, Related Parties, Current																			9,500,000
Scenario, Forecast [Member] | Minimum
Subsequent Event [Line Items]
% ownership by parent											80.00%
Operating Activities
Prior period misclassification correction				13,800,000	2,700,000									(5,400,000)	(2,000,000)
Investing Activities
Prior period misclassification correction			$ 13,800,000	$ 13,800,000	$ 2,700,000									$ (5,400,000)	$ (2,000,000)